As filed with the Securities and Exchange Commission on February 2, 1998


                                                              File Nos. 33-69686
                                                                        811-8064


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 58
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 59


                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                      Greg M. Siemons, Assistant Secretary
                              101 California Street
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)
                            -------------------------


             It is proposed that this filing will become effective:
             _____  immediately  upon  filing pursuant to Rule 485(b)
             __X__ on February 2, 1998 pursuant to Rule  485(b)
             _____ 60 days after filing pursuant to Rule 485(a)(1)
             _____ 75 days after filing  pursuant to Rule 485(a)(2)
             _____ on ________________ pursuant to Rule 485(a)


                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                              THE MONTGOMERY FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement


         Cross-Reference Sheet for the prospectus for Class P of shares of Montgomery California Tax-Free Intermediate Bond Fund

         Part A - Prospectus  for  Class  P  shares  of  Montgomery   California
                  Tax-Free Intermediate Bond Fund


         Part C - Other Information

         Signature Page

         Exhibits

                                           THE MONTGOMERY FUNDS

                                          CROSS REFERENCE SHEET

                                                FORM N-1A


                                Part A: Information Required in Prospectus
         (Prospectus for Class P shares of Montgomery California Tax-Free Intermediate Bond Fund)


N-1A Item No.      Item                               Location in the Registration Statement by Heading
1.                 Cover Page                         Cover Page

2.                 Synopsis                           "Fees and Expenses of the Fund"

3.                 Condensed Financial Information    "Financial Highlights"

4.                 General  Description               Cover Page,  "The Fund's  Investment  Objective and
                                                      Policies,"    "Portfolio     Securities,"    "Other
                                                      Investment  Practices," "Risk  Considerations"  and
                                                      "General Information"

5.                 Management of the Fund             "The Fund's  Investment  Objective  and  Policies,"
                                                      "Management  of the Fund" and "How to Invest in the
                                                      Fund"

5A.                Management's Discussion of Fund    Not Applicable
                   Performance

6.                 Capital Stock and Distributions    "Dividends  and   Distributions,"   "Taxation"  and
                                                      "General Information"

7.                 Purchase  of  Securities  Being    "How to Invest in the Fund,"  "How Net Asset  Value
                   Offered                            Is Determined,"  "General  Information" and "Backup
                                                      Withholding Instructions"

8.                 Redemption or Repurchase           "How to  Redeem  an  Investment  in the  Fund"  and
                                                      "General Information"

9.                 Pending Legal Proceedings          Not Applicable

      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS P SHARES

              MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND

      ---------------------------------------------------------------------

THE MONTGOMERY FUNDS
101 California Street
San Francisco, California 94111
(800) 572-FUND (3863)
www.montgomeryfunds.com

Invest wisely.(SM)


Montgomery California Tax-Free Intermediate Bond Fund

Prospectus


February 2, 1998


Class P shares of the Montgomery California Tax-Free Intermediate Bond Fund (the "Fund") are offered in this prospectus. The Fund seeks maximum current income exempt from federal income and California personal income taxes consistent with preservation of capital and prudent investment management. The Fund does not maintain a stable net asset value of $1.00 per share. As with all mutual funds, attainment of the Fund's investment objective cannot be ensured.

The Fund's Class P shares are only sold through financial intermediaries and financial professionals at net asset value ("NAV") with no sales load, no commissions and no exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this prospectus. The minimum initial investment in the Fund is $1,000, and subsequent investments must be at least $100. The Manager or the Distributor may waive these minimums. See "How to Invest in the Fund."


The Fund is a separate series of The Montgomery Funds, an open-end management investment company (the "Trust") managed by Montgomery Asset Management, LLC (the "Manager"), a subsidiary of Commerzbank AG. Funds Distributor, Inc., which is not affiliated with the Manager, is the distributor of the Fund (the "Distributor").


This prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read it and retain it for future reference. A Statement of Additional Information dated December 30, 1997, as may be revised, has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated by this reference and is available without charge by calling (800) 572-FUND (3863). If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND (3863).


The Internet World Wide Web site for The Montgomery Funds is www.montgomeryfunds.com. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The Montgomery Funds.

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


Fees and Expenses of the Fund                              3
Financial Highlights                                       4
The Fund's Investment Objective and Policies               5
Portfolio Securities                                       5
Other Investment Practices                                 6
Risk Considerations                                        8
Management of the Fund                                     9
How to Contact the Fund                                   11
How to Invest in the Fund                                 11
How to Redeem an Investment in the Fund                   14
Exchange Privileges And Restrictions                      15
Brokers and Other Intermediaries                          16
How Net Asset Value Is Determined                         16
Dividends and Distributions                               17
Taxation                                                  17
General Information                                       18
Backup Withholding Instructions                           19
Glossary                                                  21

Fees and Expenses of the Fund

Shareholder Transaction Expenses for the Fund

An investor would pay the following charges when buying or redeeming shares of the Fund:

-------------------------------------------------------------------------------------------------------------------------------
    MAXIMUM SALES LOAD          MAXIMUM SALES LOAD              MAXIMUM            REDEMPTION FEES          EXCHANGE FEES
   IMPOSED ON PURCHASES        IMPOSED ON REINVESTED      DEFERRED SALES LOAD
                                     DIVIDENDS
-------------------------------------------------------------------------------------------------------------------------------
           None                        None                       None                  None+                   None
-------------------------------------------------------------------------------------------------------------------------------

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Fund reserves the right, upon 60-days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. See "How to Redeem an Investment in the Fund."


Estimated Annual Operating Expenses (as a percentage of average net assets)


--------------------------------------------------------------------------------
                   MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE
                                    BOND FUND
--------------------------------------------------------------------------------
Management Fee                                               0.50%
--------------------------------------------------------------------------------
Other Expenses (after reimbursement)*                        0.18%
--------------------------------------------------------------------------------
12b-1 Fee                                                    0.25%
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                               0.93%
--------------------------------------------------------------------------------

* Expenses for the Fund are estimated. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual Fund operating expenses to the lesser of the amount indicated in the table for the Fund or the maximum allowed by applicable state expense limitations. The Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be 1.43% (0.93% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."


The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class P shares of the Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

Example of Expenses for the Fund

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares:


 -------------------------------------------------------------------------------
                   MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE
                                    BOND FUND
 -------------------------------------------------------------------------------
                1 Year                                       $9
 -------------------------------------------------------------------------------
                3 Years                                     $30
 -------------------------------------------------------------------------------
                5 Years                                     $51
 -------------------------------------------------------------------------------
               10 Years                                     $114
 -------------------------------------------------------------------------------

This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

Financial Highlights
Selected Per-Share Data and Ratios

The following financial information for the periods ended June 30, 1994, through June 30, 1997, was audited by Deloitte & Touche LLP, whose report, dated August
8, 1997, appears in the 1997 Annual Report of the Funds. The financial information for periods indicated with the note "R" relate to another class of shares of the Funds not subject to the Class P Rule 12b-1 fees because Class P shares were not offered during those periods.

                                                                              California Tax-Free Intermediate Bond Fund

                                                                                        FISCAL YEAR ENDED JUNE 30
SELECTED PER-SHARE DATA FOR THE YEAR ENDED:                               1997R           1996R           1995R          1994R(A)
                                                                        ---------       ---------       ---------       ---------
Net asset value--beginning of year                                      $   12.23       $   12.04       $   11.79       $   12.00
Net investment income/(loss)                                                 0.53            0.54            0.44            0.41
Net realized and unrealized gain/(loss) on
    investments                                                              0.30            0.19            0.25           (0.21)
Net increase/(decrease) in net assets resulting
    from investment operations                                               0.83            0.73            0.69            0.20
Distributions:
    Dividends from net investment income                                    (0.53)          (0.54)          (0.44)          (0.41)
    Distributions in excess of net investment income                          --              --            (0.00)#           --
Total distributions                                                         (0.53)          (0.54)          (0.44)          (0.41)
Net asset value--end of year                                            $   12.53       $   12.23       $   12.04       $   11.79
Total return**                                                               6.91%           6.11%           6.03%           1.65%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)                                       $  21,681       $  13,948       $   5,153        $ 11,556
Ratio of net investment income/(loss) to average
    net assets                                                               4.27%           4.34%           3.71%           3.44%
Net investment income/(loss) before deferral of
    fees by Manager                                                     $    0.47       $    0.43       $    0.34        $   0.25
Portfolio turnover rate                                                     25.60%          58.11%          37.93%          77.03%
Expense ratio before deferral of fees by Manager,
    including interest expense                                               N/A             N/A              N/A            N/A
Expense ratio excluding interest expense                                     N/A             N/A              N/A            N/A
Expense ratio before deferral of fees by Manager                             1.18%           1.43%           1.41%           1.63%
Expense ratio including interest expense                                     0.68%           0.61%           0.56%           0.23%

(A) The California Tax-Free Intermediate Bond Fund's Class R shares and Class P shares commenced operations on July 1, 1993, and February 2, 1998, respectively.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
#    Amount represents less than $0.01 per share.
###  Amount represented less than $0.001 per share.

The Fund's Investment Objective and Policies

The investment objective and general investment policies of the Fund are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities." Specific investment practices that may be employed by the Fund are described in "Other Investment Practices." Certain risks associated with investing in the Fund are described in those sections as well as in "Risk Considerations." Certain terms used in this prospectus are defined in the Glossary at the end of this prospectus.


The investment objective of the Fund is to provide maximum current income exempt from federal income and California personal income taxes consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal securities, the interest from which is, in the opinion of counsel to the issuer, exempt from both federal income taxes and California personal income taxes ("California municipal securities"). This investment objective and percentage requirement is fundamental and may not be changed without shareholder approval.

The Fund is designed primarily for investors who seek higher yields than tax-free money market funds generally offer and are willing to accept some fluctuation in the Fund's share value but who are not willing to accept the greater fluctuations that long-term tax-free bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which the Fund invests generally change with interest rates, the value of its shares will fluctuate, unlike shares of a money market fund, which seeks to maintain a stable net asset value of $1 per share. Consequently, the Fund seeks to reduce such fluctuations by managing the effective duration, and thus the interest risk, of its portfolio. (Effective duration is an indicator of a security's sensitivity to interest rate change. See duration in the Glossary.) Under normal conditions, the average dollar-weighted portfolio maturity of the Fund is expected to stay within a range of 5 to 10 years. The Fund may invest in securities of any maturity, however. The Fund is not suitable for investors who cannot benefit from the tax-exempt character of its dividends, such as IRAs, qualified retirement plans or tax-exempt entities.

At least 80% of the value of the Fund's net assets must consist of California municipal securities that, at the time of purchase, are rated investment grade, that is, within the four highest ratings of municipal securities (AAA to BBB) assigned by S&P, (Aaa to Baa) assigned by Moody's, or (AAA to BBB) assigned by Fitch; or have S&P's short-term municipal rating of SP-2 or higher, or a municipal commercial paper rating of A-2 or higher; Moody's short-term municipal securities rating of MIG-2 or higher, or VMIG-2 or higher or a municipal commercial paper rating of P-2 or higher; or have Fitch's short-term municipal securities rating of FIN-2 or higher or a municipal commercial paper rating of Fitch-2 or higher; or, if unrated by S&P, Moody's or Fitch, are deemed by the Manager to be of comparable quality, using guidelines approved by the Board of Trustees ("the Board"), but not to exceed 20% of the Fund's net assets. Debt securities rated in the lowest category of investment-grade debt may have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than is the case with higher-grade bonds. There is no assurance that any municipal issuers will make full payments of principal and interest or remain solvent, however. For a description of the ratings, see the Appendix in the Statement of Additional Information. See also "Risk Considerations."

Under normal conditions, the Fund seeks to invest in California municipal securities to the greatest extent practicable, but it may invest in other municipal securities if, in the Manager's opinion, suitable California municipal securities are not available. The Fund may invest up to 20%, of its net assets in cash, U.S. government securities, and obligations of U.S. possessions, commercial paper and other eligible debt securities, including corporate debt instruments or instruments the interest from which is subject to the federal alternative minimum tax ("AMT") for individuals. Additionally, the Fund may invest up to 20% of its net assets in eligible municipal securities other than California municipal securities. From time to time, the Fund may invest more than 25% of its net assets in private activity bonds and industrial development bonds of issuers located in California.

The Fund is managed by the Manager's Fixed Income Team, whose members include William C. Stevens and Peter D. Wilson. See "Management of the Fund."


Portfolio Securities

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees.

Debt Securities

The Fund invests primarily in fixed-income securities. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy, which may be changed by the Board, the Fund may invest up to 5% of its total assets in debt securities rated lower than investment grade. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager to be in the best interests of the Fund. See "Risk Considerations."

U.S. Government Securities

The Fund may invest in fixed-rate and floating- or variable-rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of the Fund's shares, however. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Structured Notes and Indexed Securities.

The Fund may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Zero Coupon Bonds

The Fund may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the Fund as the income accrues even though payment has not been received. The Fund nevertheless intends to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.


Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more-detailed information about certain of these practices, including limitations designed to reduce risks.


Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities ("collateral assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.


Borrowing

The Fund may borrow money from banks and engage in reverse repurchase transactions, in an amount not to exceed one-third of the value of its total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund may not purchase securities if such borrowings exceed 10% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

Leverage

The Fund may leverage its portfolio to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of the Fund's total assets. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

When-Issued and Forward Commitment Securities

The Fund may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days or, in the case of certain CMO issues, 45 to 60 days later.
When-issued  securities  and  forward  commitments  may  be  sold  prior  to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


Hedging and Risk Management Practices; Futures

To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. In addition, the Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Hedging transactions involve certain risks. Although the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund treats as illiquid any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit. The Fund also treats as illiquid repurchase agreements with maturities in excess of seven days. Illiquid securities do not include securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars), such as U.S. government securities, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover in excess of 100% is considered high and increases such costs.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but, unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and goals. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this prospectus.


Risk Considerations

Below Investment Grade Debt Securities

The Fund may invest in fixed-income securities rated below investment grade (sometimes called "junk bonds"). These debt securities have greater speculative characteristics and are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Securities rated immediately below investment grade (i.e. BB by S&P, Fitch or Duff & Phelps) are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default then other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Securities rated D by S&P, Fitch and Duff & Phelps are in default and the payment of interest and/or repayment of principal is in arrears. Such securities, though high yielding, are characterized by great risk. See "Appendix" in the Statement of Additional Information for a general description of securities ratings. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small.


Junk bonds are more subject to default during periods of economic downturns or increases in interest rates and their yields will fluctuate over time. It may be more difficult to dispose of or to value junk bonds, especially during an economic recession which could disrupt severely the market of such securities.

The ratings of Moody's S&P, Fitch and Duff & Phelps represent their opinions as to the quality of the obligations, which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety or interest and principal payments, they do not evaluate the market value risk of such obligations. Even though these ratings may be an initial criterion for selection of portfolio securities, achievement of the Fund's investment objective is more dependent on the Manager's own credit analysis then is the case for a fund that invests in higher rated securities.

Interest Rates

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities. Duration is one of the fundamental tools used by the Manager in managing interest rate risks. See "Duration" in the Glossary.


Management of the Fund

The Montgomery Funds has a Board of Trustees (a "Board") that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.


Montgomery Asset Management, LLC, is the Fund's Manager. The Manager, a Delaware limited liability company, is a subsidiary of Commerzbank AG ("Commerzbank"). The Manager was formed in February 1997 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended. It advises private accounts as well as the Fund. Commerzbank, one of the largest publicly held commercial banks in Germany, had total assets of approximately [$____ billion] as of December 31, 1997. Commerzbank and its affiliates had more than [$____ billion] in assets under management as of December 31, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.


Portfolio Manager

The Fund is managed by the Manager's Fixed Income Team, whose members include William C. Stevens and Peter D. Wilson.

William C. Stevens is a senior portfolio manager and principal. At Barclays de Zoete Wedd Securities from 1991 to 1992, he started its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991; and while with Drexel Burnham Lambert from 1984 to 1990, he was responsible for the origination and trading of all derivative mortgage-related securities.

Peter D. Wilson is a portfolio manager and principal. Mr. Wilson joined the Manager's Fixed-Income team in April 1994. From 1992 to 1994, he was an associate in the Fixed-Income Client Services Department of BARRA in Berkeley, California. At BARRA, Mr. Wilson directed research and development teams on mortgage, CMO and other fixed-income projects. Prior to that he was an associate in the Structured Finance Department at Security Pacific Merchant Bank as well as on the mortgage trading desk at Chemical Bank.

Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the Fund's investments, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table.

--------------------------------------------------------------------------------
                               AVERAGE DAILY NET ASSETS   MANAGEMENT FEE (ANNUAL
                                                                  RATE)
--------------------------------------------------------------------------------

Montgomery California Tax-Free    First $500 million              0.50%
Intermediate Bond Fund            Over $500 million               0.40%
--------------------------------------------------------------------------------

The Manager also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at the annual rate of five one-hundredths of one percent (0.05%) of average daily net assets (0.04% of daily net assets over $500 million).

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, Statements of Additional Information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of the Fund have approved, and the Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, the Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Fund to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. In its review of the Plan, the Board of Trustees is asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares.

The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate broker-dealers on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Fund under the Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses (excluding the Rule 12b-1 fees) at or below one and two-tenths of one percent (0.70%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers who distribute the Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors are more fully discussed in the Statement of Additional Information; they include, but are not limited to, reasonableness of commissions, quality of services, and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").



How to Contact the Fund

For information on the Fund or your account, call a Montgomery Shareholder service representative at:

                              (800) 572-FUND (3863)

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

---------------------------------------------------------------- --------------------------------------------------------------
                         REGULAR MAIL                                          EXPRESS MAIL OR OVERNIGHT SERVICE
---------------------------------------------------------------- --------------------------------------------------------------
                     The Montgomery Funds                                            The Montgomery Funds
                        P.O. Box 419073                                         210 West 10th Street, 8th Floor
                  Kansas City, MO 64141-6073                                         Kansas City, MO 64105
---------------------------------------------------------------- --------------------------------------------------------------

Visit the Montgomery Funds World Wide Web site at:

                             www.montgomeryfunds.com



How to Invest in the Fund

The Fund's shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Fund's shares are offered for sale by Funds Distributor, Inc., the Fund's Distributor, 101 California Street, San Francisco, California 94111, (800) 572-FUND (3863), and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, the Distributor or certain intermediaries that have an agreement with the Fund, by the close of trading (generally, 4:00 P.M., eastern time except when the market closes earlier due to a holiday or for any other reason), on any day that the New York Stock Exchange (the "NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after the Fund's cutoff time will be purchased at the next-determined net asset value after receipt of the order. Shares of the Fund will not be priced on national bank holidays.

The minimum initial investment in the Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, at its discretion, may waive these minimums. If you buy shares through a broker or investment adviser instead of directly from the Distributor, different minimum investment requirements may apply. The Fund does not accept third-party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the United States. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investment

Minimum initial investment (including IRAs): .............................$1,000

Initial Investment by Check

o Complete the New Account application. Tell us which Fund(s) you wish to invest in and make your check payable to The Montgomery Funds.

o    A charge may be imposed on checks that do not clear.

Initial Investment by Wire

o Call the Transfer Agent to tell it that you intend to make your initial investment by wire. Provide the Transfer Agent with your name and the dollar amount to be invested, and Fund(s) in which you want to invest. The Transfer Agent will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

o A completed New Account application must be sent to the Transfer Agreement by facsimile. The Transfer Agent will provide you with its fax number over the phone.

o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

     Investors Fiduciary Trust Company
     ABA #101003621
     For: DST Systems, Inc.
     Account #7526601
     Attention: The Montgomery Funds
     For credit to: (shareholder(s) name)
     Shareholder account number: (shareholder(s) account number)
     Name of Fund: Montgomery California Tax-Free Intermediate Bond Fund

o    Your bank may charge a fee for any wire transfers.

o The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

Subsequent Investments

Minimum subsequent investment (including IRAs): ............................$100

Subsequent Investments by Check

o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

o    A charge may be imposed on checks that do not clear.

Subsequent Investments by Wire

o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investment by Wire" above.

Subsequent Investments by Telephone

o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572-FUND (3863) before the Fund's cutoff time. Shares for IRAs may not be purchased by phone.

o The maximum telephone purchase is an amount up to five times your account value on the previous day.

o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

o You should do one of the following to ensure that payment is received in time:

     o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

     o   Send a check by overnight or second-day courier service.

     o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investment by Wire" above.

Automatic Account Builder ("AAB")

o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is the Fund's subsequent investment minimum.

o    Your bank must be a member of the Automated Clearing House.

o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery New Account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your New Account application or your letter of instruction, the 20th day of each month will be selected.

o    You should allow 20 business days for this service to become effective.

o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.

Payroll Deduction

o Investments through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount for the Fund is $100 per payroll deduction period.

o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Fund account.

o Please call the Transfer Agent to receive instructions to establish this service.

Telephone Transactions

You agree to reimburse the Fund for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued by the Fund at any time upon 30-days' written notice or at any time by you by written notice to the Fund. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by the Fund. The Fund and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give an authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Telephone privileges may be revoked at any time by the Fund as to any shareholder if the Fund believes that a shareholder has abused the telephone privilege by using abusive language or by purchases and redemptions that appear to be part of a systematic market-timing strategy.

Retirement Plans

Shares of the Fund are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. The Fund may be available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Fund for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.


How to Redeem an Investment in the Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading (except national bank holidays). The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until 15 business days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting redemption are set forth below.


Redeeming by Written Instruction

o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

o The letter must be signed the same way your account is registered. If you have a joint account, all account holders must sign.

o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stockbroker, a savings association or a national securities exchange. Contact the Transfer Agent for more information.

o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees at the Manager's discretion.

Redeeming By Telephone

o Unless you have declined telephone redemption privileges on your New Account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time. Telephone redemption privileges are not available for IRA accounts.

o If you included bank wire information on your New Account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the authorization. When a shareholder appoints a designee on the New Account application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Fund may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Fund will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See the discussion of Fund telephone procedures and liability under "Telephone Transactions" above.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.


Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in the Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from the Fund account. Payments may be made either monthly or quarterly on the first of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.


Uncashed Distribution or Redemption Checks

If you choose to receive your distribution or redemption by a check from the Fund (instead of bank wire), you should follow up to ensure that you have received the distribution or redemption in a timely manner. The Fund is responsible only for mailing the distribution or redemption checks and is not responsible for tracking uncashed checks or determining why checks are uncashed. If the postal or other delivery service is unable to deliver a check and the check is returned to the Fund, the Fund will hold the check in a separate account on your behalf for a reasonable period of time but will not invest the money in any interest-bearinig account. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, the Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If the Fund decides to make such involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account to at least the minimum investment required to open an account before the Fund takes any action.



Exchange Privileges And Restrictions

You may exchange shares from another Fund in the Montgomery Funds family with the same registration, Taxpayer Identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of telephone procedures and limitations of liability under "Telephone Transactions," above.


Purchasing and Redeeming Shares by Exchange

o You are automatically eligible to make telephone exchanges with your Montgomery account.

o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Fund's cut-off times.

o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

o You may exchange for shares of a Fund only in states where that Montgomery Fund's shares are qualified for sale and only after you have reviewed a prospectus of that Fund.

o You may not exchange for shares of a Montgomery Fund that is not open to new shareholders unless you have an existing account with that Fund.

o Because excessive exchanges can harm a Fund's performance, the Trust reserves the right to terminate your exchange privileges if you make more than four exchanges out of any one Fund during a 12-month period. The Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same Taxpayer Identification number will be counted together). A shareholder's exchanges may be restricted or refused if the Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of the Fund's assets and, in particular, a pattern of exchanges coinciding with a market-timing strategy. The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, it may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Automatic Transfer Service ("ATS")

You may elect systematic exchanges out of the Fixed-Income Funds (which include the Montgomery Short Government Bond Fund, the Montgomery Government Reserve Fund, the Montgomery Total Return Bond Fund, the Montgomery Federal Tax-Free Money Fund, the Montgomery California Tax-Free Intermediate Bond Fund and the California Tax-Free Money Fund) into the Fund. The minimum exchange is $100. Periodically investing a set dollar amount into the Fund is also referred to as dollar-cost averaging, because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the applicable investment minimum for that Fund. Exchanges out of the Fixed-Income Funds are exempt from the four exchanges limit policy.


Brokers and Other Intermediaries

Investing Through Securities Brokers, Dealers and Financial Intermediaries

Investors may purchase shares of the Fund from selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as for information pertaining to accounts and any service or transaction fees that may be charged by these agents. Some of these agents may appoint subagents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund or the Manager for such services.

Redemption Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Fund by wire or telephone through the Distributor selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received before the Fund's cutoff time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.



How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of the Fund's cutoff time, on each day that the NYSE is open for trading (except for bank holidays). Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or that are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign currency-denominated values of such securities.

Because foreign securities markets may close before the Fund determines its net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the Fund's calculation of net asset values unless the Manager, under the supervision of the Board, determines that a particular event would materially affect the Fund's net asset values.


Dividends and Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. Dividends are declared daily and paid monthly on or about the last business day of each month. Capital gains are declared and paid in the last quarter of each year. Additional distributions, if necessary, may be made following the Fund's fiscal year end (June 30) in order to avoid the imposition of tax on the Fund. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.


Unless you request cash distributions in writing at least seven business days prior to the distribution, or on the New Account application, all dividends and other distributions will be reinvested automatically in additional Class P shares of the Fund and credited to your account at the closing net asset value on the reinvestment date. Furthermore, if you have elected to receive cash distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. Also, as is the case for redemption checks, no interest will accrue on amounts represented by uncashed distribution checks. See "Uncashed Distribution or Redemptioin Checks" above.

Distributions Affect a Fund's Net Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.50 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

If you buy shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend, and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless whether you reinvested the dividends.



Taxation

The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent that its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent that it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.


For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisors regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.



General Information

The Trust

The Fund is a series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $0.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from each other series.

This prospectus relates only to the Class P shares of the Fund. The Fund offers other classes of shares to eligible investors and may, in the future, designate other classes of shares for specific purposes. The other classes of shares may have different fees and expenses that may affect performance. For information concerning the other classes of shares not offered in this prospectus, call The Montgomery Funds at (800) 572-FUND (3863) or contact sales representatives or financial intermediaries who offer those classes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by the Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following:
(a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Fund may publish its total return, such as in advertisements and communications to investors. Performance data may be quoted separately for the Class P shares as for the other classes. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

From time to time, the Fund may publish its total return, current yield and tax equivalent yield in advertisements and communications to investors. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.


Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during either a 7-day period or a 30-day period. For yield computed from a 7-day period, base period return is simply annualized by multiplying the base period return by 365 / 7; the effective yield computed from a 7-day period is calculated by adding 1 to the base period return and raising the result to the (365 / 7)th power and then subtracting 1. When the yield is computed from a 30-day period, the yield is computed by determining the net change, excluding capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period, and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. The tax-equivalent yield is the yield that a taxable investment must generate in order to equal (after applicable taxes are deducted) the Fund's yield for an investor in the stated federal income and California personal income tax brackets. See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered a representation of what an investor's total return or current yield may be in any future period. The Funds' annual report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND (3863).

Legal Opinion

The  validity of shares  offered by this  prospectus  will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.

Shareholder Reports and Inquiries

During the year, the Fund will send you the following information:

o Confirmation statements are mailed after every transaction that affects your account balance, except for most money market transactions (monthly) and preauthorized automatic investment, exchange and redemption services (quarterly).

o Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

o Annual and semiannual reports are mailed approximately 60 days after June 30 and December 31.

o    1099 tax form(s) are mailed by January 31.

o Annual updated prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Funds at (800) 572-FUND (3863).


Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the New Account application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of federal income tax equal to 31% of taxable dividends, capital-gains distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the Internal Revenue Service (the "IRS"). Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item on the New Account application. Dividends paid to a foreign shareholder's account by the Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder who is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, government agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax advisor.



                        ---------------------------------


This prospectus is not an offering of the securities herein described in any state in which such offering is unauthorized. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Fund's official sales literature.

Glossary

below investment grade debt securities. Debt securities rated below "investment grade."

cash equivalents. These are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

covered call option. A call option is "covered" if the Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option, or owns an offsetting call option.

covered put option. A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

derivatives. These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

Duff & Phelps. Duff & Phelps Credit Rating Co., a nationally recognized statistical rating organization.

duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates. "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of pre-maturity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

Fitch. Fitch Investors Service, L.P., a nationally recognized statistical rating organization.

forward currency contracts. This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund generally does not enter into forward contracts with terms greater than one year. The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund will not enter into a forward contract if, as a result, it would have more than one-third of its total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate segreable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, the Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. The Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

investment grade. Investment-grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

leverage. Some Funds may use leverage in an effort to increase return.  Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

Moody's. Moody's Investors Service, Inc., a nationally recognized statistical rating organization.

repurchase  agreement.  With a  repurchase  agreement,  a Fund  acquires  a U.S.
   government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

S&P. Standard & Poor's Ratings Group, a nationally recognized statistical rating organization.

securities  lending.  A Fund may lend  securities to brokers,  dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

U.S. government securities. These include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

when-issued  and  forward  commitment  securities.  The Fund may  purchase  U.S.
   government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

zero coupon bonds. These are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.

Investment Manager

   Montgomery Asset Management, LLC
   101 California Street
   San Francisco, California 94111
   (800) 572-FUND (3863)


Distributor

   Funds Distributor, Inc.
   101 California Street
   San Francisco, California 94111
   (800) 572-FUND (3863)


Custodian

   Morgan Stanley Trust Company
   One Pierrepont Plaza
   Brooklyn, New York 11201


Transfer Agent

   DST Systems, Inc.
   P.O. Box 419073
   Kansas City, Missouri 64141-6073
   (800) 572-3863


Legal Counsel

   Paul, Hastings, Janofsky & Walker LLP
   345 California Street
   San Francisco, California 94104



THE MONTGOMERY FUNDS
101 California Street
San Francisco, California 94111
(800) 572-FUND (3863)
www.montgomeryfunds.com

Invest wisely.(SM)

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------


Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Portfolio Investments as of June 30, 1997; Statements of Assets and Liabilities as of June 30, 1997; Statements of Operations for the year ended June 30, 1997; Statement of Cash Flows for year ended June 30, 1997; Statements of Changes in Net Assets for the year ended June 30, 1997; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1997 for Montgomery Growth Fund, Montgomery Small Cap Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Select 50 Fund, Montgomery Global Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Federal Tax-Free Money Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.

                  (2) Portfolio Investments as of October 31, 1997; Statements of Assets and Liabilities as of October 31, 1997; Statements of Operations for the period ended October 31, 1997; Statements of Changes in Net Assets for the period ended October 31, 1997; Statement of Cash Flows for period ended October 31, 1997; Financial Highlights for a Fund share outstanding for the period ended October 31, 1997 for Montgomery Latin America Fund and Montgomery Total Return Bond Fund; Notes to Financial Statements all incorporated by reference to the Post Effective Amendment No. 26 to the Registration Statement as filed with the Commission on December 30, 1997 ("Post Effective Amendment No. 17").

         (b)      Exhibits:

                  (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

                  (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post-Effective Amendment No. 17").

                  (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post-Effective Amendment No. 28").

                  (2)      By-Laws  are   incorporated   by   reference  to  the
                           Registration Statement.

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5) Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52")

                  (6)(A) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.

                  (6)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (7)      Benefit Plan(s) - Not applicable.

                  (8) Custody Agreement is incorporated by reference to Post-Effective Amendment No. 24.

                  (9)(A)   Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Post-Effective Amendment No. 52.

                  (9)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (9)(C) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (10) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.

                  (11)     Independent Auditors' Consent - Not applicable

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Letter  of   Understanding   re:  Initial  Shares  is
                           incorporated by reference to Pre-Effective Amendment No. 1.

                  (14) Model Retirement Plan Documents are incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on March 4, 1991 ("Post-Effective Amendment No. 2").

                  (15) Form of Share Marketing Plan (Rule 12b-1 Plan) is incorporated by reference to Post-Effective Amendment No. 52.

                  (16)(A)  Performance    Computation   for   Montgomery   Short
                           Government Bond Fund is incorporated by reference to Post-Effective Amendment No. 13.

                  (16)(B)  Performance  Computation  for  Montgomery  Government
                           Reserve   Fund  is   incorporated   by  reference  to
                           Post-Effective Amendment No. 12.

                  (16)(C) Performance Computation for Montgomery California Tax-Free Intermediate Bond Fund is incorporated by reference to Post-Effective Amendment No. 17.

                  (16)(D)  Performance  Computation  for  the  other  series  of
                           Registrant   is    incorporated   by   reference   to
                           Post-Effective Amendment No. 2.

                  (17) Financial Data for Montgomery Latin America Fund and Montgomery Total Return Bond Fund filed herewith.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt, Germany. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.


Item 26.  Number of Holders of Securities

                                                                                         Number of Record Holders
            Title of Class                                                                 as November 28, 1997
            --------------                                                                 --------------------

            Shares of Beneficial
            Interest, $0.01 par value
            -------------------------
            Montgomery Growth Fund (Class R)                                                      58,753

            Montgomery Small Cap Opportunities Fund (Class R)                                     16,746

            Montgomery Small Cap Fund (Class R)                                                    6,357

            Montgomery Micro Cap Fund (Class R)                                                   12,459

            Montgomery Equity Income Fund (Class R)                                                1,836

            Montgomery International Growth Fund (Class R)                                         1,177

            Montgomery International Small Cap Fund (Class R)                                      2,159

            Montgomery Emerging Markets Fund  (Class R)                                           49,734

            Montgomery Emerging Asia Fund                                                          3,454

            Montgomery Latin America Fund                                                          1,062

            Montgomery Global Opportunities Fund (Class R)                                         1,526

            Montgomery Global Communications Fund (Class R)                                       12,268

            Montgomery Global Asset Allocation Fund                                                  360

            Montgomery Select 50 Fund (Class R)                                                   11,017

            Montgomery Total Return Bond Fund                                                        112

            Montgomery Short Duration Government Bond Fund (Class R)                               1,123

            Montgomery Government Reserve Fund (Class R)                                          12,254

            Montgomery California Tax-Free Intermediate Bond Fund (Class R)                          226

            Montgomery California Tax-Free Money Fund (Class R)                                    1,815

            Montgomery Federal Tax-Free Money Fund (Class R)                                       1,256

                                                   C-3



            Montgomery Growth & Income Fund                                                            0

            Montgomery Technology Fund                                                                 0


Item 27.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "33 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 33 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 33 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank AG. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

                  R. Stephen Doyle           Chairman of the Board of  Directors
                                             and Chief Executive Officer of MAM,
                                             LLC
                  Mark B. Geist              President and Director of MAM, LLC
                  John T. Story              Executive  Vice  President  of MAM,
                                             LLC
                  David E. Demarest          Chief  Administrative  Officer  and
                                             Managing Director of MAM, LLC

                  The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany.

                  Heinz Josef Hockmann       Director of MAM, LLC
                  Dietrich-Kurt Frowein      Director of MAM, LLC
                  Andreas Kleffel            Director of MAM, LLC

                  Before July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of The Montgomery Funds, was the sole limited partner of the prior investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which now serve in similar capacities for MAM, LLC.

Item 29. Principal Underwriter

         (a)      Funds Distributor, inc. currently acts as distributor for:

         BJB Investment Funds
         Burridge funds
         The Brinson Funds
         Fremont Mutual Funds, Inc.
         Harris Insight Funds Trust
         HT Insight Funds, Inc. d/b/a Harris Insight Funds
         The JPM Advisor Funds
         The JPM Institutional Funds
         The JPM Pierpoint Funds
         The JPM Series Trust
         The JPM Series Trust II
         LKCM Fund
         Monetta Trust
         The Munder Framlington Funds Trust
         The Munder Funds Trust
         The Munder Funds, Inc
         Orbitex Group of Funds
         The PanAgora Institutional Funds
         RCM Capital Funds, Inc.
         RCM Equity Funds, Inc.
         St. Clair Funds, Inc.
         The Skyline Funds
         Waterhouse Investors Cash Management Fund, Inc.
         WEBS Index Fund, Inc.

                  Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

                  Director, President and Chief         Marie E. Connolly
                      Executive Officer
                  Executive Vice President              Richard W. Ingram
                  Executive Vice President              Donald R. Robertson
                  Senior Vice President                 Michael S. Petrucelli
                  Director, Senior Vice President       Joseph F. Tower, III
                      Treasurer and Chief Financial
                      Officer
                  Senior Vice President                 Paula R. David

                  Senior Vice President                 Bernard A. Whalen
                  Director                              William J. Nutt

         (c)               Not Applicable.


Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5),
         (6), (7), (9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
         discussed in Parts A and B.

Item 32.  Undertakings.

         (a)               Not applicable.

         (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Technology Fund, Montgomery Growth & Income Fund and Montgomery High Yield Bond Fund, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement as to those series.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

         (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 30th day of January, 1998.



                                          THE MONTGOMERY FUNDS



                                          By:   Richard W. Ingram*
                                                --------------------------------
                                                Richard W. Ingram
                                                President and Treasurer
                                                (Principal Executive Officer
                                                and Principal Accounting and
                                                Financial Officer)


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



R. Stephen Doyle *              Trustee                  January 30, 1998
--------------------
R. Stephen Doyle


Andrew Cox *                    Trustee                  January 30, 1998
--------------------
Andrew Cox


Cecilia H. Herbert *            Trustee                  January 30, 1998
--------------------
Cecilia H. Herbert


John A. Farnsworth *            Trustee                  January 30, 1998
--------------------
John A. Farnsworth



* By:    /s/ Julie Allecta
         -------------------------
         Julie  Allecta,   Attorney-in-Fact
         pursuant  to  Powers  of  Attorney previously filed.